Employee Benefit Plans - Pension Plans with Accumulated Benefit Obligation in Excess of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 593,591	$ 544,581
Projected benefit obligation	593,591	544,581	$ 654,536
Fair value of plan assets	420,699	361,891	464,441
SERPs
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	18,541	16,985
Projected benefit obligation	18,541	16,985	23,691
Fair value of plan assets	$ 0	$ 0	$ 0